Note 12 - Stockholders' Equity - Common Stock Dividend Policy (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares
Quarterly Average Realized Price, Level 1 [Member]
Quarterly average realized price | $	$ 20
Quarterly dividend per share (in dollars per share)	$ 0
Annual dividend per share (in dollars per share)	0
Minimum annual component per share (in dollars per share)	0.015
Annualized dividends (in dollars per share)	$ 0.015
Quarterly Average Realized Price, Level 2 [Member]
Quarterly average realized price | $	$ 20
Quarterly dividend per share (in dollars per share)	$ 0.0025
Annual dividend per share (in dollars per share)	0.01
Minimum annual component per share (in dollars per share)	0.015
Annualized dividends (in dollars per share)	$ 0.025
Quarterly Average Realized Price, Level 3 [Member]
Quarterly average realized price | $	$ 25
Quarterly dividend per share (in dollars per share)	$ 0.01
Annual dividend per share (in dollars per share)	0.04
Minimum annual component per share (in dollars per share)	0.015
Annualized dividends (in dollars per share)	$ 0.055
Quarterly Average Realized Price, Level 4 [Member]
Quarterly average realized price | $	$ 30
Quarterly dividend per share (in dollars per share)	$ 0.015
Annual dividend per share (in dollars per share)	0.06
Minimum annual component per share (in dollars per share)	0.015
Annualized dividends (in dollars per share)	$ 0.075
Quarterly Average Realized Price, Level 5 [Member]
Quarterly average realized price | $	$ 35
Quarterly dividend per share (in dollars per share)	$ 0.025
Annual dividend per share (in dollars per share)	0.1
Minimum annual component per share (in dollars per share)	0.015
Annualized dividends (in dollars per share)	$ 0.115
Quarterly Average Realized Price, Level 6 [Member]
Quarterly average realized price | $	$ 40
Quarterly dividend per share (in dollars per share)	$ 0.035
Annual dividend per share (in dollars per share)	0.14
Minimum annual component per share (in dollars per share)	0.015
Annualized dividends (in dollars per share)	$ 0.155
Quarterly Average Realized Price, Level 7 [Member]
Quarterly average realized price | $	$ 45
Quarterly dividend per share (in dollars per share)	$ 0.045
Annual dividend per share (in dollars per share)	0.18
Minimum annual component per share (in dollars per share)	0.015
Annualized dividends (in dollars per share)	$ 0.195
Quarterly Average Realized Price Level 8 [Member]
Quarterly average realized price | $	$ 50
Quarterly dividend per share (in dollars per share)	$ 0.055
Annual dividend per share (in dollars per share)	0.22
Minimum annual component per share (in dollars per share)	0.015
Annualized dividends (in dollars per share)	$ 0.235